CONTINGENT SHARES AND EARNOUT LIABILITIES	12 Months Ended
Dec. 31, 2022
CONTINGENT SHARES AND EARNOUT LIABILITIES.
CONTINGENT SHARES AND EARNOUT LIABILITIES

14.CONTINGENT SHARES AND EARNOUT LIABILITIES

	2022		2021
Balance at Beginning of Year	$38,428,700		$—
Contingent Shares Issued Upon Closing of Business Combination	5,460,000	(iv)	7,640,334	(i)
Contingent Earnout Issued for Option Right	—		19,847,000	(ii)
Contingent Shares Issued for Option Right	—		14,973,000	(iii)
Change in Fair Value of Contingent Liabilities	(29,232,034)		(4,031,634)
Balance at End of Year	$14,656,666		$38,428,700

(i)	Contingent Earnout – Business Combination on June 29, 2021

Upon closing of the Business Combination, 1,008,975 Equity Shares issued to the sponsor of Mercer Park were locked up by the Company. These Equity Shares are to be released from the lock-up restrictions based upon the amount of cash raised by the Company from certain debt and equity financings through June 2023. During the year ended December 31, 2021, the Company released 392,819 Equity Shares that were originally subject to lock-up restrictions. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), management determined the provisions of these earnouts required liability treatment. Accordingly, the remaining 616,156 Equity Shares are subject to a capital-based earnout of permitted debt or equity financings within one year following closing, as further detailed in the Investor Rights Agreement entered into on June 29, 2021 in connection with the completion of the Business Combination (which is available on SEDAR at www.sedar.com). As of December 31, 2022 and 2021, the value of the contingent earnout was $1,207,666 and $2,372,200, respectively, and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The decreases in fair value of $1,164,534 and $5,268,134 were recorded as components of the change in fair value of contingent liabilities during the years ended December 31, 2022 and 2021, respectively, and are included in the accompanying Consolidated Statements of Operations.

14.CONTINGENT SHARES AND EARNOUT LIABILITIES (Continued)

Additional earnout payments consisting of up to an additional 6,306,095 Equity Shares are issuable to the previous sponsor of Mercer Park and all holders of record of the Equity Shares, the Exchangeable Shares, vested stock options and vested RSUs as of December 31, 2022 in the event the 20-day VWAP of the Equity Shares reaches $13.00 or $15.00 within two years of closing of the Business Combination. In the event that the permitted debt or equity raised by the Company and the Equity Share price targets are not met, as described in the Investor Rights Agreement, the earnout payments will be forfeited. In accordance with ASC 480, management determined the provisions of these earnouts did not require liability treatment. As of December 31, 2022 and 2021, no Equity Shares were issued in connection with these earnouts.

(ii)	Contingent Earnout – Camarillo Transaction

During the year ended December 31, 2021, the Company purchased certain real property in Camarillo, California (the “Camarillo Transaction”). As a consideration for the option right to purchase certain real property in conjunction with the Camarillo Transaction (the “Option Right”), the Company is obligated to pay a contingent earnout fee of up to $75,000,000, payable in the Equity Shares, if certain conditions and financial metrics are met. As of December 31, 2022 and 2021, the fair value of the contingent earnout was $4,041,000 and $22,571,000, respectively, and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The decrease in fair value of $18,530,000 and increase in fair value $2,724,000 were recorded as components of the change in fair value of contingent liabilities during the years ended December 31, 2022 and 2021, respectively, and is included in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the potential earn-out of the facilities’ adjusted earnings during the earnout period and is measured at fair value using a discounted cash flow model that is based on unobservable inputs.

(iii)	Contingent Shares – Camarillo Transaction

As additional consideration for the Option Right, the Company issued 6,500,000 Equity Shares upon the closing of the Camarillo Transaction. The Company allocated the fair value of the Option Right to the assets acquired upon its exercise in September 2021. In addition to the Equity Shares issued for the Option Right, the Company is obligated to issue up to 3,500,000 Equity Shares as a contingent payment, which are subject to certain conditions and events following closing. As of December 31, 2022 and 2021, the fair value of the contingent payment was $6,860,000 and $13,485,500, respectively, and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The Company recorded decreases in fair value of $6,625,500 and $1,487,500 during the years ended December 31, 2022 and 2021, respectively, and were included as components of the change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs.

(iv)Contingent RSUs – Plus Products

As consideration for the acquisition of Plus Products, see “Note 9 – Business Acquisitions” for further details, the Company issued 1,300,000 RSUs contingent on revenue earnout provisions. The Company allocated the fair value of the contingent RSUs to the net assets acquired upon the closing of the transaction in April 2022. As of December 31, 2022 and 2021, the fair value of the contingent RSUs was $2,548,000 and nil, respectively, and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The Company recorded a decrease in fair value of $2,912,000 and nil, respectively, during the years ended December 31, 2022 and 2021, and it was included as a component of change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs.